Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of revenue by major source
	2020	2019
Revenue:
Walmart	$-	$1,000
Software as a Service ("SaaS")	28	62
Professional Services	145	-
Financial Services	175	-
Oil and Gas Services	225	-
Equipment rental	4	-
Fuel rebate	4	-
	$581	$1,062